OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES [Abstract]
Government authorities	$ 218	$ 134
Prepaid expenses	558	438
Rent and motor leasing deposits	47	71
Others	78	94
Total other accounts receivable and prepaid expenses	$ 901	$ 737